Grupo Santander - Schedule of list of offshore territories (Details)	12 Months Ended
	Dec. 31, 2025 branch subsidiary	Dec. 31, 2024 branch subsidiary
Guernsey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK | subsidiary	1
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary	0	0
Number of branches resident in off-shore territories | branch	3	3
Off-shore entities | Spanish legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary	0
Number of branches resident in off-shore territories | branch	3
Off-shore entities | Council of the EU blacklist
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary	0
Number of branches resident in off-shore territories | branch	0
Off-shore entities | OECD
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary	0
Number of branches resident in off-shore territories | branch	0
Off-shore entities | Jersey, The Isle of Man And The Cayman Islands | Spanish legislation
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories | branch	3